Income Tax - Schedule of Reconciliation between Effective Tax Rate and the Applicable Tax Rate (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation between Effective Tax Rate and the Applicable Tax Rate [Abstract]
Tax at statutory rate	24.00%	24.00%	24.00%